Financial Instruments and Fair Value Measurements (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Fair Value Disclosures [Abstract]
Fair Value Measurements for Assets at Fair Value on Recurring Basis

The following table summarizes fair value measurements by level at June 30, 2013 and December 31, 2012 for assets measured at fair value on a recurring basis:

(Dollar amounts in thousands)	Level 1	Level 2	Level 3	Total
June 30, 2013
Financial assets:
Indemnification assets:
Software cost reimbursement	$—	$—	$4,540	$4,540

December 31, 2012
Financial assets:
Indemnification assets:
Software cost reimbursement	$—	$—	$6,099	$6,099

The following table summarizes fair value measurements by level at December 31, 2012 and 2011, for assets measured at fair value on a recurring basis:

	December 31, 2012				December 31, 2011
(Dollar amounts in thousands)	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Financial assets:
Indemnification assets:
Software cost reimbursement	$—	$—	$6,099	$6,099	$—	$—	$7,113	$7,113
Expected reimbursement	—	—	—	—	—	—	351	351

Carrying Value and Estimated Fair Values for Financial Instruments

The following table presents the carrying value, as applicable, and estimated fair values for financial instruments at June 30, 2013 and December 31, 2012:

	June 30, 2013		December 31, 2012
(Dollar amounts in thousands)	Carrying Amount	Fair Value	Carrying Amount	Fair Value
Financial assets:
Indemnification assets:
Software cost reimbursement	$4,540	$4,540	$6,099	$6,099

Financial liabilities:
New senior secured term loans	$693,738	$694,900	$—	$—
Senior secured term loan	—	—	484,414	497,498
Senior notes	—	—	252,347	275,550

The following table presents the carrying value, as applicable, and estimated fair values for financial instruments at December 31, 2012 and 2011:

	December 31, 2012		December 31, 2011
(Dollar amounts in thousands)	Carrying Amount	Fair Value	Carrying Amount	Fair Value
Financial assets:
Indemnification assets
Software cost reimbursement	$6,099	$6,099	$7,113	$7,113
Expected reimbursements	—	—	351	351
Financial liabilities:
Senior secured term loan	$484,414	$497,498	$313,333	$317,979
Senior notes	252,347	275,550	210,500	213,921

Summary of Change in Fair Value of Level Three Assets

The following table provides a summary of the change in fair value of the Company’s Level 3 assets:

	Three months ended June 30,		Six months ended June 30,
(Dollar amounts in thousands)	2013	2012	2013	2012
Indemnification assets:
Beginning balance	$5,558	$6,580	$6,099	$7,464
Payments received	(1,021)	(419)	(1,578)	(1,128)
Unrealized gain (loss) recognized in other expenses	3	(41)	19	(216)

Ending balance	$4,540	$6,120	$4,540	$6,120

The following table provides a summary of the change in fair value of the Company’s Level 3 assets:

(Dollar amounts in thousands)	Indemnification Assets	Derivative Assets
Balance—December 31, 2010	$14,836	$4,960
Payments received	(7,080)	—
Unrealized loss recognized in other expenses	(292)	—
Net settlement of derivative	—	(3,561)
Realized loss on derivative	—	(1,399)

Balance—December 31, 2011	$7,464	$—

Payments received	(2,331)	—
Unrealized gain recognized in other expenses	966	—

Balance—December 31, 2012	$6,099	$—